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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                             VLI Separate Account-5

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0113-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account-5.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         990,985 shares (cost $6,437,867) ..................................   $ 6,851,665

      W & R Target Funds - Balanced Portfolio (WRBal)
         597,796 shares (cost $3,969,139) ..................................     4,383,574

      W & R Target Funds - Bond Portfolio (WRBnd)
         658,903 shares (cost $3,732,507) ..................................     3,668,703

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         1,111,014 shares (cost $9,898,961) ................................    10,528,405

      W & R Target Funds - Dividend Income (WRDiv)
         16,645 shares (cost $82,967) ......................................        83,851

      W & R Target Funds - Growth Portfolio (WRGrowth)
         1,681,153 shares (cost $12,654,262) ...............................    13,846,813

      W & R Target Funds - High Income Portfolio (WRHiInc)
         959,747 shares (cost $3,144,288) ..................................     3,252,102

      W & R Target Funds - International II (WRInt2)
         7,534 shares (cost $123,577) ......................................       126,304

      W & R Target Funds - International Portfolio (WRIntl)
         394,795 shares (cost $2,118,279) ..................................     2,365,887

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         160,575 shares (cost $912,427) ....................................       902,061

      W & R Target Funds - Micro Cap Growth (WRMicCpGrw)
         4,355 shares (cost $59,196) .......................................        57,205

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         911,659 shares (cost $911,659) ....................................       911,659

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         483,390 shares (cost $5,296,510) ..................................     6,353,142

     W & R Target Funds - Small Cap Portfolio (WRSmCap)
         884,710 shares (cost $6,410,346) ..................................     7,915,053

      W & R Target Funds - Small Cap Value (WRSmCpVal)
         5,705 shares (cost $87,825) .......................................        92,559

      W & R Target Funds - Value Portfolio (WRValue)
         881,593 shares (cost $4,272,767) ..................................     5,063,342
                                                                               -----------
            Total Investments ..............................................    66,402,325

   Accounts Receivable .....................................................           251
                                                                               -----------
            Total Assets ...................................................    66,402,576

Accounts Payable ...........................................................            --
                                                                               -----------
Contract Owners Equity (note 7) ............................................   $66,402,576
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      WRAsStrat    WRBal     WRBnd
                                                     -----------   ---------   -------   --------
Investment activity:
   Reinvested dividends ..........................   $     1,984          --        --         --
   Mortality and expense risk charges ............            --          --        --         --
                                                     -----------    --------   -------   --------
      Net investment income (loss) ...............         1,984          --        --         --
                                                     -----------    --------   -------   --------

   Proceeds from mutual fund shares sold .........     3,808,205     132,646   103,910    243,420
   Cost of mutual fund shares sold ...............    (3,789,186)   (124,502)  (97,591)  (236,299)
                                                     -----------    --------   -------   --------
      Realized gain (loss) on investments ........        19,019       8,144     6,319      7,121
   Change in unrealized gain (loss)
      on investments .............................     1,416,773      (9,316)  101,706    (10,965)
                                                     -----------    --------   -------   --------
      Net gain (loss) on investments .............     1,435,792      (1,172)  108,025     (3,844)
                                                     -----------    --------   -------   --------
   Reinvested capital gains ......................            --          --        --         --
                                                     -----------    --------   -------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,437,776      (1,172)  108,025     (3,844)
                                                     ===========    ========   =======   ========

                                                     WRCoreEq    WRDiv   WRGrowth    WRHiInc
                                                     --------   ------   --------   --------
Investment activity:
   Reinvested dividends ..........................         --       --         --         --
   Mortality and expense risk charges ............         --       --         --         --
                                                     --------   ------   --------   --------
      Net investment income (loss) ...............         --       --         --         --
                                                     --------   ------   --------   --------

   Proceeds from mutual fund shares sold .........    246,834    1,013    169,071    120,322
   Cost of mutual fund shares sold ...............   (272,760)  (1,018)  (178,670)  (129,360)
                                                     --------   ------   --------   --------
      Realized gain (loss) on investments ........    (25,926)      (5)    (9,599)    (9,038)
   Change in unrealized gain (loss)
      on investments .............................    120,037      884    191,626     55,416
                                                     --------   ------   --------   --------
      Net gain (loss) on investments .............     94,111      879    182,027     46,378
                                                     --------   ------   --------   --------
   Reinvested capital gains ......................         --       --         --         --
                                                     --------   ------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     94,111      879    182,027     46,378
                                                     ========   ======   ========   ========

                                                      WRInt2     WRIntl   WRLTBond   WRMicCpGrw
                                                     --------   -------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $     --        --         --         --
   Mortality and expense risk charges ............         --        --         --         --
                                                     --------   -------    -------     ------
      Net investment income (loss) ...............         --        --         --         --
                                                     --------   -------    -------     ------

   Proceeds from mutual fund shares sold .........     31,227    69,891     62,428        735
   Cost of mutual fund shares sold ...............    (31,105)  (68,127)   (62,838)      (705)
                                                     --------   -------    -------     ------
      Realized gain (loss) on investments ........        122     1,764       (410)        30
   Change in unrealized gain (loss)
      on investments .............................      2,671    40,481     (1,373)    (2,041)
                                                     --------   -------    -------     ------
      Net gain (loss) on investments .............      2,793    42,245     (1,783)    (2,011)
                                                     --------   -------    -------     ------
   Reinvested capital gains ......................         --        --         --         --
                                                     --------   -------    -------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  2,793    42,245     (1,783)    (2,011)
                                                     ========   =======    =======     ======

                                                       WRMMkt     WRSciTech    WRSmCap   WRSmCpVal
                                                     ----------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ..........................        1,984          --         --        --
   Mortality and expense risk charges ............           --          --         --        --
                                                     ----------    --------   --------    ------
      Net investment income (loss) ...............        1,984          --         --        --
                                                     ----------    --------   --------    ------
   Proceeds from mutual fund shares sold .........    2,154,639     132,248    170,645     8,416
   Cost of mutual fund shares sold ...............   (2,154,639)   (123,503)  (154,712)   (8,407)
                                                     ----------    --------   --------    ------
      Realized gain (loss) on investments.........           --       8,745     15,933         9
   Change in unrealized gain (loss)
      on investments .............................           --     329,852    387,367     4,731
                                                     ----------    --------   --------    ------
      Net gain (loss) on investments .............           --     338,597    403,300     4,740
                                                     ----------    --------   --------    ------
   Reinvested capital gains ......................           --          --         --        --
                                                     ----------    --------   --------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        1,984     338,597    403,300     4,740
                                                     ==========    ========   ========    ======

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      WRValue
                                                     ---------
Investment activity:
   Reinvested dividends ..........................   $      --
   Mortality and expense risk charges ............          --
                                                     ---------
      Net investment income (loss) ...............          --
                                                     ---------

   Proceeds from mutual fund shares sold .........     160,760
   Cost of mutual fund shares sold ...............    (144,950)
                                                     ---------
      Realized gain (loss) on investments ........      15,810
   Change in unrealized gain (loss)
      on investments .............................     205,697
                                                     ---------
      Net gain (loss) on investments .............     221,507
                                                     ---------
   Reinvested capital gains ......................          --
                                                     ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 221,507
                                                     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                   WRAsStrat
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     1,984        4,831          --          --
   Realized gain (loss) on investments ........        19,019     (180,892)      8,144      (1,376)
   Change in unrealized gain (loss)
      on investments ..........................     1,416,773    3,068,702      (9,316)    149,414
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,437,776    2,892,641      (1,172)    148,038
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    12,233,418   10,713,364   1,268,129     669,455
   Transfers between funds ....................            --           --     308,959     995,681
   Surrenders (note 6) ........................      (765,011)    (356,354)    (41,817)    (53,016)
   Death benefits (note 4) ....................      (132,479)    (121,275)    (24,305)     (4,440)
   Net policy repayments (loans) (note 5) .....      (115,582)    (172,675)    (14,124)     (7,789)
   Deductions for surrender charges
      (note 2d) ...............................      (424,566)    (156,380)    (20,962)    (23,265)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (3,665,754)  (2,813,161)   (359,403)   (287,566)
   Asset charges (note 3) .....................      (150,157)     (92,206)    (14,669)     (9,212)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............     6,979,869    7,001,313   1,101,808   1,279,848
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........     8,417,645    9,893,954   1,100,636   1,427,886
Contract owners' equity beginning of period ...    57,984,931   34,036,218   5,751,012   3,253,529
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $66,402,576   43,930,172   6,851,648   4,681,415
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     6,126,555    4,310,236     533,948     336,733
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................     2,468,380    1,748,248     148,771     165,808
   Units redeemed .............................    (1,744,917)    (888,726)    (45,691)    (34,067)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     6,850,018    5,169,758     637,028     468,474
                                                  ===========   ==========   =========   =========

                                                          WRBal                   WRBnd
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............          --          --          --          --
   Realized gain (loss) on investments ........       6,319      (9,170)      7,121       5,534
   Change in unrealized gain (loss)
      on investments ..........................     101,706     199,016     (10,965)    107,591
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     108,025     189,846      (3,844)    113,125
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     499,673     381,718     405,207     339,925
   Transfers between funds ....................     270,809     185,357     (39,375)    462,856
   Surrenders (note 6) ........................     (38,296)    (34,287)    (38,669)    (12,061)
   Death benefits (note 4) ....................      (7,440)     (2,184)    (30,068)         --
   Net policy repayments (loans) (note 5) .....      (5,640)     (3,423)    (10,516)    (10,599)
   Deductions for surrender charges
      (note 2d) ...............................     (16,538)    (15,047)    (29,045)     (5,293)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (228,054)   (180,104)   (219,947)   (187,851)
   Asset charges (note 3) .....................      (9,448)     (5,993)     (8,432)     (6,618)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     465,066     326,037      29,155     580,359
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     573,091     515,883      25,311     693,484
Contract owners' equity beginning of period ...   3,810,493   2,244,036   3,643,405   2,770,055
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   4,383,584   2,759,919   3,668,716   3,463,539
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     362,437     254,190     291,704     231,061
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................     101,465      61,631      44,078      65,815
   Units redeemed .............................     (57,406)    (25,508)    (41,888)    (18,348)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     406,496     290,313     293,894     278,528
                                                  =========   =========   =========   =========

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          WRCoreEq              WRDiv
                                                  -----------------------   -------------
                                                      2004         2003      2004    2003
                                                  -----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............   $        --          --       --
   Realized gain (loss) on investments ........       (25,926)    (70,913)      (5)    --
   Change in unrealized gain (loss)
      on investments ..........................       120,037     488,888      884     --
   Reinvested capital gains ...................            --          --       --     --
                                                  -----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        94,111     417,975      879     --
                                                  -----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,179,664   1,025,110   29,439     --
   Transfers between funds ....................       258,775     567,834   55,079     --
   Surrenders (note 6) ........................      (101,870)    (66,213)      --     --
   Death benefits (note 4) ....................        (7,020)     (4,795)      --     --
   Net policy repayments (loans) (note 5) .....       (28,842)     (5,819)      (7)    --
   Deductions for surrender charges
      (note 2d) ...............................       (71,431)    (29,057)      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (555,692)   (463,885)  (1,494)    --
   Asset charges (note 3) .....................       (23,722)    (15,714)     (67)    --
                                                  -----------   ---------   ------    ---
         Net equity transactions ..............       649,862   1,007,461   82,950     --
                                                  -----------   ---------   ------    ---

Net change in contract owners' equity .........       743,973   1,425,436   83,829     --
Contract owners' equity beginning of period ...     9,784,445   6,243,665       40     --
                                                  -----------   ---------   ------    ---
Contract owners' equity end of period .........   $10,528,418   7,669,101   83,869     --
                                                  ===========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................     1,223,264     915,372        4     --
                                                  -----------   ---------   ------    ---
   Units purchased ............................       202,252     226,857    8,480     --
   Units redeemed .............................      (119,906)    (81,045)    (160)    --
                                                  -----------   ---------   ------    ---
   Ending units ...............................     1,305,610   1,061,184    8,324     --
                                                  ===========   =========   ======    ===

                                                          WRGrowth                 WRHiInc
                                                  -----------------------   ---------------------
                                                      2004        2003         2004        2003
                                                  -----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............           --           --          --          --
   Realized gain (loss) on investments ........       (9,599)     (42,999)     (9,038)     (2,629)
   Change in unrealized gain (loss)
      on investments ..........................      191,626      726,276      55,416     181,510
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------    ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      182,027      683,277      46,378     178,881
                                                  ----------    ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    1,900,679    1,393,810     430,868     258,851
   Transfers between funds ....................      774,475      749,262     189,022     307,713
   Surrenders (note 6) ........................     (135,137)     (65,395)    (53,217)    (13,748)
   Death benefits (note 4) ....................      (33,000)     (20,236)     (5,052)         --
   Net policy repayments (loans) (note 5) .....      (44,485)     (11,513)        649      (2,630)
   Deductions for surrender charges
      (note 2d) ...............................      (91,484)     (28,698)    (14,232)     (6,033)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (753,813)    (553,265)   (161,542)   (107,994)
   Asset charges (note 3) .....................      (31,481)     (18,107)     (7,135)     (4,025)
                                                  ----------    ---------   ---------   ---------
         Net equity transactions ..............    1,585,754    1,445,858     379,361     432,134
                                                  ----------    ---------   ---------   ---------

Net change in contract owners' equity .........    1,767,781    2,129,135     425,739     611,015
Contract owners' equity beginning of period ...   12,079,053    6,641,549   2,826,390   1,399,677
                                                  ----------    ---------   ---------   ---------
Contract owners' equity end of period .........   13,846,834    8,770,684   3,252,129   2,010,692
                                                  ==========    =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,437,097      972,361     218,833     129,758
                                                  ----------    ---------   ---------   ---------
   Units purchased ............................      552,382      302,322     586,816      50,348
   Units redeemed .............................     (364,023)     (97,043)   (557,643)    (11,860)
                                                  ----------    ---------   ---------   ---------
   Ending units ...............................    1,625,456    1,177,640     248,006     168,246
                                                  ==========    =========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       WRInt2               WRIntl
                                                  ---------------   ---------------------
                                                    2004     2003     2004        2003
                                                  --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     --     --          --          --
   Realized gain (loss) on investments ........        122     --       1,764     (17,505)
   Change in unrealized gain (loss)
      on investments ..........................      2,671     --      40,481      75,945
                                                  --------    ---   ---------   ---------
   Reinvested capital gains ...................         --     --          --          --
                                                  --------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,793     --      42,245      58,440
                                                  --------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     23,230     --     249,587     202,816
   Transfers between funds ....................    103,199     --     151,547      74,769
   Surrenders (note 6) ........................         (1)    --     (52,007)     (2,777)
   Death benefits (note 4) ....................         --     --      (2,167)     (4,755)
   Net policy repayments (loans) (note 5) .....     (1,194)    --      (5,467)       (824)
   Deductions for surrender charges
      (note 2d) ...............................         (1)    --     (15,234)     (1,218)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (2,899)    --    (114,650)    (84,716)
   Asset charges (note 3) .....................       (154)    --      (5,231)     (2,930)
                                                  --------    ---   ---------   ---------
         Net equity transactions ..............    122,180     --     206,378     180,365
                                                  --------    ---   ---------   ---------

Net change in contract owners' equity .........    124,973     --     248,623     238,805
Contract owners' equity beginning
   of period ..................................      1,342     --   2,117,279   1,212,678
                                                  --------    ---   ---------   ---------
Contract owners' equity end of period .........   $126,315     --   2,365,902   1,451,483
                                                  ========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................        124     --     262,213     187,574
                                                  --------    ---   ---------   ---------
   Units purchased ............................     11,324     --      81,262      47,893
   Units redeemed .............................       (384)    --     (56,363)    (19,345)
                                                  --------    ---   ---------   ---------
   Ending units ...............................     11,064     --     287,112     216,122
                                                  ========    ===   =========   =========

                                                       WRLTBond        WRMicCpGrw
                                                  -----------------   -------------
                                                    2004      2003     2004    2003
                                                  -------   -------   ------   ----
Investment activity:
   Net investment income (loss) ...............        --        --       --     --
   Realized gain (loss) on investments ........      (410)    2,829       30     --
   Change in unrealized gain (loss)
      on investments ..........................    (1,373)   14,290   (2,041)    --
                                                  -------   -------   ------    ---
   Reinvested capital gains ...................        --        --       --     --
                                                  -------   -------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,783)   17,119   (2,011)    --
                                                  -------   -------   ------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................   117,432    87,476    7,388     --
   Transfers between funds ....................    83,091   379,988   52,580     --
   Surrenders (note 6) ........................       730    (2,789)      --     --
   Death benefits (note 4) ....................        --   (23,432)      --     --
   Net policy repayments (loans) (note 5) .....     8,325    (2,244)      (4)    --
   Deductions for surrender charges
      (note 2d) ...............................   (13,379)   (1,224)      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (58,386)  (41,868)  (1,728)    --
   Asset charges (note 3) .....................    (2,067)   (1,333)     (79)    --
                                                  -------   -------   ------    ---
         Net equity transactions ..............   135,746   394,574   58,157     --
                                                  -------   -------   ------    ---

Net change in contract owners' equity .........   133,963   411,693   56,146     --
Contract owners' equity beginning
   of period ..................................   768,118   399,181    1,076     --
                                                  -------   -------   ------    ---
Contract owners' equity end of period .........   902,081   810,874   57,222     --
                                                  =======   =======   ======    ===

CHANGES IN UNITS:
   Beginning units ............................    63,722    34,161      101     --
                                                  -------   -------   ------    ---
   Units purchased ............................    16,951    39,537    5,570     --
   Units redeemed .............................    (5,747)   (6,172)    (175)    --
                                                  -------   -------   ------    ---
   Ending units ...............................    74,926    67,526    5,496     --
                                                  =======   =======   ======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           WRMMkt                  WRSciTech
                                                  ------------------------   ---------------------
                                                     2004          2003        2004         2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     1,984        4,831          --          --
   Realized gain (loss) on investments ........            --           --       8,745     (16,793)
   Change in unrealized gain (loss) on
      investments .............................            --           --     329,852     260,286
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         1,984        4,831     338,597     243,493
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     3,652,147    4,524,804     898,515     672,108
   Transfers between funds ....................    (3,385,262)  (4,673,717)    378,309     313,288
   Surrenders (note 6) ........................        (2,593)     (41,508)    (96,444)    (31,425)
   Death benefits (note 4) ....................            --           --      (4,086)         --
   Net policy repayments (loans) (note 5) .....        (7,228)    (100,139)     (7,069)     (3,969)
   Deductions for surrender charges
      (note 2d) ...............................        (1,499)     (18,214)    (57,474)    (13,790)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (171,854)    (182,425)   (364,823)   (249,610)
   Asset charges (note 3) .....................        (4,158)      (4,647)    (14,820)     (7,631)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............        79,553     (495,846)    732,108     678,971
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........        81,537     (491,015)  1,070,705     922,464
Contract owners' equity beginning
   of period ..................................       830,174    1,402,928   5,282,441   2,590,147
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $   911,711      911,913   6,353,146   3,512,611
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................        78,441      133,242     622,777     398,372
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................       345,571      430,255     146,464     147,944
   Units redeemed .............................      (338,046)    (477,157)    (63,237)    (45,680)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................        85,966       86,340     706,004     500,636
                                                  ===========   ==========   =========   =========

                                                         WRSmCap            WRSmCpVal
                                                  ---------------------   -------------
                                                    2004         2003      2004    2003
                                                  ---------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............          --          --       --     --
   Realized gain (loss) on investments ........      15,933     (15,159)       9     --
   Change in unrealized gain (loss) on
      investments .............................     387,367     620,505    4,731     --
   Reinvested capital gains ...................          --          --       --     --
                                                  ---------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     403,300     605,346    4,740     --
                                                  ---------   ---------   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     960,489     697,196   29,005     --
   Transfers between funds ....................     432,326     330,460   61,160     --
   Surrenders (note 6) ........................    (130,934)    (26,406)      --     --
   Death benefits (note 4) ....................      (9,378)    (10,252)      --     --
   Net policy repayments (loans) (note 5) .....     (11,383)     (2,708)      (3)    --
   Deductions for surrender charges
      (note 2d) ...............................     (59,265)    (11,588)      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (408,721)   (291,246)  (2,349)    --
   Asset charges (note 3) .....................     (17,645)     (9,512)     (86)    --
                                                  ---------   ---------   ------    ---
         Net equity transactions ..............     755,489     675,944   87,727     --
                                                  ---------   ---------   ------    ---

Net change in contract owners' equity .........   1,158,789   1,281,290   92,467     --
Contract owners' equity beginning
   of period ..................................   6,756,292   3,387,240      109     --
                                                  ---------   ---------   ------    ---
Contract owners' equity end of period .........   7,915,081   4,668,530   92,576     --
                                                  =========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................     643,039     437,696       10     --
                                                  ---------   ---------   ------    ---
   Units purchased ............................     130,199     124,060    8,179     --
   Units redeemed .............................     (60,008)    (42,261)    (221)    --
                                                  ---------   ---------   ------    ---
   Ending units ...............................     713,230     519,495    7,968     --
                                                  =========   =========   ======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         WRValue
                                                  ----------------------
                                                     2004         2003
                                                  ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $       --          --
   Realized gain (loss) on investments ........       15,810     (12,711)
   Change in unrealized gain (loss) on
      investments .............................      205,697     244,981
   Reinvested capital gains ...................           --          --
                                                  ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      221,507     232,270
                                                  ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      581,966     460,095
   Transfers between funds ....................      305,306     306,509
   Surrenders (note 6) ........................      (74,756)     (6,729)
   Death benefits (note 4) ....................       (9,963)    (51,181)
   Net policy repayments (loans) (note 5) .....       11,406     (21,018)
   Deductions for surrender charges
      (note 2d) ...............................      (34,022)     (2,953)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (260,399)   (182,631)
   Asset charges (note 3) .....................      (10,963)     (6,484)
                                                  ----------   ---------
         Net equity transactions ..............      508,575     495,608
                                                  ----------   ---------

Net change in contract owners' equity .........      730,082     727,878
Contract owners' equity beginning
   of period ..................................    4,333,262   2,491,533
                                                  ----------   ---------
Contract owners' equity end of period .........   $5,063,344   3,219,411
                                                  ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      388,841     279,716
                                                  ----------   ---------
   Units purchased ............................       78,616      85,778
   Units redeemed .............................      (34,019)    (30,240)
                                                  ----------   ---------
   Ending units ...............................      433,438     335,254
                                                  ==========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                              June 30,2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;

                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Dividend Income (WRDiv)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International II (WRInt2)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Micro Cap Growth (WRMicCpGrw)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Mortgage Securities Portfolio (WRMSP)*
                  W & R Target Funds - Real Estate Securities Portfolio
                                       (WRRESP)*
                  W & R Target Funds - Science & Technology Portfolio
                                       (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Small Cap Value (WRSmCpVal)
                  W & R Target Funds - Value Portfolio (WRValue)

          At June 30, 2004, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Advantage contracts, the Company deducts an annualized rate of 0.60% of the policy's cash value attributable to the variable account. These charges are assessed monthly against each contract by liquidating units.

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). The charges are assessed against each contract by liquidating units.

        NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS)

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $8 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charge is a product of the specified amount and the rider's cost rate, which will vary by the insured's age. The charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge after the ninth year. For Advantage contracts, the charge is 100% of the initial surrender charge, declining to 0% after the twentieth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For Advantage contracts, the Company deducts a monthly annualized charge of 0.60% of cash value attributable to the variable account.

     For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

     For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

     The above charges are assessed against each contract by liquidating units.

(4)  Death Benefits

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged 3.9% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $256,700 and $77,061, respectively, and total loans and exchanges from the Account to the fixed account were $263,244 and $406,252, respectively.

        NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS)

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for the three year period ended June 30, 2004 and the period January 5, 2001 (commencement of operations) through June 30, 2001.

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     W & R Target Funds - Asset Strategy Portfolio
        2004 ......................     0.00%      637,028   $10.755647    $ 6,851,648        0.00%       -0.14%
        2003 ......................     0.00%      468,474     9.992903      4,681,415        0.00%        3.42%
        2002 ......................     0.00%      230,841     9.635675      2,224,309        0.00%        0.03%
        2001 ......................     0.00%       14,378     9.511560        136,757        0.00%       -8.45%

     W & R Target Funds - Balanced Portfolio
        2004 ......................     0.00%      406,496    10.783831      4,383,584        0.00%        2.57%
        2003 ......................     0.00%      290,313     9.506700      2,759,919        0.00%        7.69%
        2002 ......................     0.00%      183,097     9.281740      1,699,459        0.00%       -0.04%
        2001 ......................     0.00%       14,847     9.885343        146,768        0.00%       -3.54%

     W & R Target Funds - Bond Portfolio
        2004 ......................     0.00%      293,894    12.483125      3,668,716        0.00%       -0.06%
        2003 ......................     0.00%      278,528    12.435156      3,463,539        0.00%        3.73%
        2002 ......................     0.00%      123,767    11.410972      1,412,302        0.00%        0.04%
        2001 ......................     0.00%        9,502    10.520794         99,969        0.00%        2.78%

     W & R Target Funds - Core Equity Portfolio
        2004 ......................     0.00%    1,305,610     8.063984     10,528,418        0.00%        0.82%
        2003 ......................     0.00%    1,061,184     7.226929      7,669,101        0.00%        5.95%
        2002 ......................     0.00%      577,513     7.575165      4,374,756        0.00%       -0.13%
        2001 ......................     0.00%       41,801     9.080786        379,586        0.00%      -11.22%

     W & R Target Funds - Dividend Income
        2004 ......................     0.00%        8,324    10.075600         83,869        0.00%        0.76%

     W & R Target Funds - Growth Portfolio
        2004 ......................     0.00%    1,625,456     8.518738     13,846,834        0.00%        1.35%
        2003 ......................     0.00%    1,177,640     7.447678      8,770,684        0.00%        9.04%
        2002 ......................     0.00%      607,984     7.614342      4,629,398        0.00%       -0.12%
        2001 ......................     0.00%       45,490     9.099385        413,931        0.00%      -10.19%

     W & R Target Funds - High Income Portfolio
        2004 ......................     0.00%      248,006    13.113106      3,252,129        0.00%        1.53%
        2003 ......................     0.00%      168,246    11.950908      2,010,692        0.00%       10.79%
        2002 ......................     0.00%       71,624    10.531999        754,344        0.00%       -0.04%
        2001 ......................     0.00%        2,341    10.671343         24,982        0.00%        5.82%

     W & R Target Funds - International II
        2004 ......................     0.00%       11,064    11.416801        126,315        0.00%        5.48%

     W & R Target Funds - International Portfolio
        2004 ......................     0.00%      287,112     8.240346      2,365,902        0.00%        2.05%
        2003 ......................     0.00%      216,122     6.716035      1,451,483        0.00%        3.88%
        2002 ......................     0.00%      117,075     7.404495        866,881        0.00%       -0.06%
        2001 ......................     0.00%        6,975     8.793709         61,336        0.00%      -13.42%

     W & R Target Funds - Limited-Term Bond Portfolio
        2004 ......................     0.00%       74,926    12.039627        902,081        0.00%       -0.12%
        2003 ......................     0.00%       67,526    12.008325        810,874        0.00%        2.76%
        2002 ......................     0.00%       17,853    11.229638        200,483        0.00%        0.01%
        2001 ......................     0.00%        1,140    10.647053         12,138        0.00%        4.92%

     W & R Target Funds - Micro Cap Growth
        2004 ......................     0.00%        5,496    10.411572         57,222        0.00%       -2.31%

     W & R Target Funds - Money Market Portfolio
        2004 ......................     0.00%       85,966    10.605486        911,711        0.21%        0.21%
        2003 ......................     0.00%       86,340    10.561886        911,913        0.33%        0.31%
        2002 ......................     0.00%       84,322    10.470779        882,917        0.52%        0.01%
        2001 ......................     0.00%       45,321    10.279082        465,858        1.49%        2.29%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     W & R Target Funds - Science & Technology Portfolio
        2004 ......................     0.00%     706,004    $ 8.998740      $ 6,353,146      0.00%         6.09%
        2003 ......................     0.00%     500,636      7.016298        3,512,611      0.00%         7.91%
        2002 ......................     0.00%     265,957      6.913884        1,838,796      0.00%        -0.19%
        2001 ......................     0.00%      19,926      8.448315          168,341      0.00%       -13.00%

     W & R Target Funds - Small Cap Portfolio
        2004 ......................     0.00%     713,230     11.097516        7,915,081      0.00%         5.62%
        2003 ......................     0.00%     519,495      8.986669        4,668,530      0.00%        16.12%
        2002 ......................     0.00%     284,017      8.482061        2,409,050      0.00%        -0.14%
        2001 ......................     0.00%      19,951     10.407740          207,645      0.00%         3.15%

     W & R Target Funds - Small Cap Value
        2004 ......................     0.00%       7,968     11.618529           92,576      0.00%         6.75%

     W & R Target Funds - Value Portfolio
        2004 ......................     0.00%     433,438     11.681819        5,063,344      0.00%         4.83%
        2003 ......................     0.00%     335,254      9.602900        3,219,411      0.00%         7.81%
        2002 ......................     0.00%     181,893      9.526546        1,732,812      0.00%        -0.07%
        2001 ......................     0.00%          48      9.950000              478      0.00%        -0.50% 5/1/01
                                                                             -----------

     Contract Owners' Equity Total By Year

        2004 .............................................................   $66,402,576
                                                                             ===========

        2003 .............................................................   $43,930,172
                                                                             ===========

        2002 .............................................................   $23,025,507
                                                                             ===========

        2001 .............................................................   $ 2,117,789
                                                                             ===========

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

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